Registration No. 333-124255

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /X/

PRE-EFFECTIVE AMENDMENT NO.                         / /

POST-EFFECTIVE AMENDMENT NO.                        /1/

                               CLIPPER FUNDS TRUST
                      On behalf of its series CLIPPER FUND
               (Exact Name of Registrant as Specified in Charter)

             2949 East Elvira Road, Suite 101, Tucson, Arizona 85706
                    (Address of Principal Executive Offices)
                                  520-434-3771
                         (Registrant's Telephone Number)

                              Thomas D. Tays, Esq.
                        Vice President & General Counsel
                          Davis Selected Advisers, L.P.
             2949 East Elvira Road, Suite 101, Tucson, Arizona 85706
                                  520-434-3771
                     (Name and Address of Agent for Service)

                                 with copies to:
                              Michael Glazer, Esq.
                     Paul, Hastings, Janofsky & Walker, LLP
                             515 South Flower Street
                          Los Angeles, California 90071

Already declared effective on February 28, 2006
(Approximate Date of Proposed Public Offering)

Title of Securities Being Registered:
shares of beneficial interest shares of Clipper Fund

No filing fee is due because of reliance on Section 24(f) of the Investment
Company Act of 1940.

The purpose of this amendment is to file a "sticker" correcting two typographical errors..

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page

Part A
------

Proxy Statement for shareholders of Clipper Fund, Inc. and prospectus for
Clipper Fund Trust on behalf of its series Clipper Fund.

Incorporated by reference to Registrant's registration statement filed on Edgar on February 14, 2006.

Part B
------

Statement of Additional Information

Incorporated by reference to Registrant's registration statement filed on Edgar on February 14, 2006.

Part C
------

Other Information
Signatures
Exhibits

Incorporated by reference to Registrant's registration statement filed on Edgar on February 14, 2006 and February 27, 2006.

                          SUPPLEMENT DATED MARCH3, 2006
                                       TO
                                  CLIPPER FUND
                          PROXY STATEMENT/PROSPECTUSES
                             DATED FEBRUARY 28, 2006

The following information corrects disclosure in the section entitled "Share
Ownership"

                                 SHARE OWNERSHIP

As of the Record Date, the Nominees and the executive officers of the Fund beneficially owned individually and collectively as a group approximately 0.2%
of the outstanding shares of the Fund.

The following information corrects disclosure in the section entitled
"Evaluation by the Board of Directors"

                             EVALUATION BY THE BOA

The Independent Directors were informed on September 30, 2005 that PFR intended to reorganize with Barrow, Hanley, Mewhinney & Strauss, Inc., an affiliate of
PFR, on or about January 1, 2006.